                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------

1. Name and address of issuer:  EXCELSIOR FUNDS, INC.
                                73 TREMONT STREET
                                BOSTON, MA O2108
--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

                                SEE SCHEDULE "A" ATTACHED

--------------------------------------------------------------------------------

3. Investment Company Act File Number:  811-4088


   Securities Act File Number:    2-92665
--------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:  MARCH 31, 1997

--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                           [ ]
--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):

--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
   Shares: 273,879,951     Price: $204,135,808
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

   Shares: 615,496,616     Price: $391,680,667
   Registered under rule 24e-2 as of fiscal year-end March 31, 1996
--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:

                                       SEE SCHEDULE "B" ATTACHED
   Shares: 7,088,975,182   Price: $7,747,440,055
--------------------------------------------------------------------------------

________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                       SEE SCHEDULE "B - 1" ATTACHED
________________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction b.7):
                                       SEE SCHEDULE "C" ATTACHED
________________________________________________________________________________

12. Calculation of registration fee:

           (i)   Aggregate sale price of securities sold during the fiscal year
                 in reliance on rule 24f-2 (from Item 10):                            $7,151,623,580
                                                                                     ---------------

          (ii)   Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):          +    16,563,748
                                                                                     ---------------

          (iii)  Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable) (SEE SCHEDULE "D" ATTACHED):        - 7,134,426,178
                                                                                     ---------------

          (iv)   Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant
                 to rule 24e-2(if aplicable):                                        +      0
                                                                                     ---------------

          (v)    Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line (iii), plus line (iv)] if applicable:               $    33,761,150
                                                                                     ---------------

          (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 instruction C.6):                                                   X       1/3,300
                                                                                     ---------------
          (vii)  Fee due [line (I) or line (v)  multiplied by line (vi)]:            $     10,230.65
                                                                                     ---------------


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

________________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: MAY 28, 1997
________________________________________________________________________________

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /S/ JOHN M. CORCORAN, ASSISTANT TREASURER
                                     -----------------------------------------

                                     JOHN M. CORCORAN, ASSISTANT TREASURER
                                     -------------------------------------
Date 05/28/97
     --------

 *Please print the name and title of the signing officer below the signature.

                                  SCHEDULE "A"
                                  ------------


NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
---------------------------------------------------------------------


CLASS A SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS B SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS C SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS C-SPECIAL SERIES 1 SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS D SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS E SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS F SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS G SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS H SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS H-SPECIAL SERIES 1 SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS I SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS J SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS K SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS L SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS M SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS N SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS N-SPECIAL SERIES 1 SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS O SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS P SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS Q SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS R SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS S SHARES OF COMMON STOCK, PAR VALUE $.001
CLASS T SHARES OF COMMON STOCK, PAR VALUE $.001

                                  SCHEDULE "B"
                                  ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
--------------------------------------------------------------------------

                             SHARES:          PRICE:
                             -------------    ---------------

CLASS A:                     2,009,777,544    $ 2,009,777,544
CLASS B:                     3,287,998,018      3,287,998,018
CLASS C:                         6,198,125        156,507,508
CLASS C-SPECIAL SERIES 1:            3,154             84,440
CLASS D:                        14,905,074        129,006,535
CLASS E:                         1,397,170         21,068,484
CLASS F:                         5,435,592         60,246,222
CLASS G:                     1,727,536,995      1,727,536,995
CLASS H:                         2,506,694         27,497,897
CLASS H-SPECIAL SERIES 1:              934              9,231
CLASS I:                         1,183,409         13,167,501
CLASS J:                           749,379          6,393,853
CLASS K:                           592,783          5,313,108
CLASS L:                         1,152,870         11,419,657
CLASS M:                           869,723          9,495,821
CLASS N:                         3,573,877         54,765,000
CLASS N-SPECIAL SERIES 1:            3,212             47,503
CLASS O:                         2,453,720         27,415,124
CLASS P:                         3,809,798         32,651,039
CLASS Q:                         5,035,278         48,382,166
CLASS R:                         7,066,575         71,704,972
CLASS S:                         2,551,787         17,741,381
CLASS T:                         4,173,471         29,210,056
                             -------------    ---------------
        TOTALS:              7,088,975,182    $ 7,747,440,055

                                SCHEDULE "B - 1"
                                ----------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
----------------------------------------------------------------------------
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
--------------------------------------------------

                                              SHARES:         PRICE:
                                              -------------   --------------

CLASS A:                                      2,009,777,544   $2,009,777,544
CLASS B:                                      3,287,998,018    3,287,998,018
CLASS C:                                          6,198,125      156,507,508
CLASS C-SPECIAL SERIES 1:                             3,154           84,440
CLASS D:                                         14,905,074      129,006,535
CLASS E:                                          1,397,170       21,068,484
CLASS F:                                          5,435,592       60,246,222
CLASS G:                                      1,727,536,995    1,727,536,995
CLASS H:                                          2,506,694       27,497,897
CLASS H-SPECIAL SERIES 1:                               934            9,231
CLASS I:                                          1,183,409       13,167,501
CLASS J:                                            749,379        6,393,853
CLASS K:                                            592,783        5,313,108
CLASS L:                                          1,152,870       11,419,657
CLASS M:                                            869,723        9,495,821
CLASS N:                                          3,573,877       54,765,000
CLASS N-SPECIAL SERIES 1:                             3,212           47,503
CLASS O:                                          2,453,720       27,415,124
CLASS P:                                          3,809,798       32,651,039
CLASS Q:                                          5,035,278       48,382,166
CLASS R:                                          7,066,575       71,704,972
CLASS S:                                          2,551,787       17,741,381
CLASS T:                                          4,173,471       29,210,056
                                              -------------    -------------

TOTALS:                                       7,088,975,182   $7,747,440,055

Less:  Number and aggregate sale price of
       securities sold during the fiscal
       year in reliance on registration
       pursuant to Rule 24e-2:                 -889,376,567     -595,816,475
                                              -------------   --------------
                                              6,199,598,615   $7,151,623,580


                                  SCHEDULE "C"
                                  ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN
------------------------------------------------------------------------------
CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-----------------------------------------------------------

                                    SHARES:             PRICE:
                                    -------             ------

CLASS A:                            2,417,509         $ 2,417,509
CLASS B:                            1,121,860           1,121,860
CLASS C:                              195,908           5,042,100
CLASS C-SPECIAL SERIES 1:                   5                 129
CLASS D:                              208,603           1,822,296
CLASS E:                              175,558           2,635,563
CLASS F:                               29,055             314,909
CLASS G:                            1,153,005           1,153,005
CLASS H:                               36,989             400,554
CLASS H-SPECIAL SERIES 1:                  10                  97
CLASS I:                               14,801             166,314
CLASS J:                               12,604             110,279
CLASS K:                                   32                 300
CLASS L:                                9,236              91,921
CLASS M:                                2,618              30,755
CLASS N:                               23,121             351,922
CLASS N-SPECIAL SERIES 1:                  54                 835
CLASS O:                                5,021              57,433
CLASS P:                                2,196              18,453
CLASS Q:                               15,992             153,860
CLASS R:                                8,104              77,487
CLASS S:                               49,084             341,488
CLASS T:                               36,494             254,679
                                    ---------        ------------
        TOTALS:                     5,517,859        $ 16,563,748

                                  SCHEDULE "D"
                                  ------------

AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
----------------------------------------------------------------------------
APPLICABLE:
-----------

                                PRICE:
                                ------

CLASS A:                        $ 1,908,410,036
CLASS B:                          3,216,759,182
CLASS C:                             57,053,673
CLASS C-SPECIAL SERIES 1:                   534
CLASS D:                             31,009,950
CLASS E:                             25,386,111
CLASS F:                             35,599,363
CLASS G:                          1,637,794,580
CLASS H:                             37,413,560
CLASS H-SPECIAL SERIES 1:                   294
CLASS I:                              6,996,595
CLASS J:                             15,851,064
CLASS K:                              1,416,015
CLASS L:                             12,838,183
CLASS M:                             22,515,044
CLASS N:                             16,823,462
CLASS N-SPECIAL SERIES 1:                    27
CLASS O:                             21,321,315
CLASS P:                             17,917,579
CLASS Q:                             28,052,131
CLASS R:                             11,602,820
CLASS S:                             12,132,247
CLASS T:                             17,532,413
                                ---------------
        TOTAL:                  $ 7,134,426,178
